Important: Proxy voting starts today

Dear Shareholder:

The trustees of six of Vanguard’s U.S.-based mutual funds are requesting votes on an important proxy. Please log in to your Vanguard account and visit your secure message center for proxy materials and other important information.

We’re requesting your vote because you own shares of at least one of the six Vanguard funds as of October 15, 2020, which is the record date for the proxy. We encourage you to vote even if you’ve sold or plan to sell any of your shares. No matter how many shares or units you own, your vote is important.

Thank you in advance for voting.

Legal notices

All investing is subject to risk, including the possible loss of the money you invest.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor of the Vanguard Funds.

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Make a difference: Vote your proxy by January 22, 2021

You can now review the proxy statement(s) that asks you and other Vanguard fund shareholders to vote on proposals presented by the funds’ trustees.

After you read this entire message, please select the customized link below to go to Vanguard’s authorized voting website. That will allow you to read the official proxy statement(s) and cast your ballot(s) for your account(s).

<<CUSTOM LINK WILL BE INSERTED BY IT>>

What’s on the proxy ballots

The proxy ballots include:

•The proposed merger that would combine Vanguard U.S. Value Fund (VUVLX) with Vanguard Value Index Fund (VVIAX). Voting is open to shareholders of the U.S. Value Fund.

•The proposal to reclassify 5 funds from “diversified” to “non-diversified” as defined by the Investment Company Act of 1940. Voting is open to shareholders of:

oVanguard Health Care Fund (VGHCX, VGHAX).

oVanguard Energy Fund (VGENX, VGELX).

oVanguard U.S. Growth Fund (VWUSX, VWUAX).

oVanguard Variable Insurance Funds—Growth Portfolio.

oVanguard Variable Insurance Funds—Real Estate Index Portfolio.

Why your vote is important

Because you owned shares or units of one or more of the above Vanguard funds on the record date of October 15, 2020, we encourage you to cast a vote—even if you sold any of your shares or units after that date. No matter how many shares or units you now own, your vote is important.

If many shareholders choose not to vote, the funds might not receive enough votes to reach the required minimum. Vanguard would then need to send additional communications to solicit more votes—a process that would be costly for the funds and thus for you as a shareholder.

If you have any questions, please call us at 866-963-5746.

Thank you in advance for voting!

Follow these official instructions to vote

THE VANGUARD FUNDS PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JANUARY 22, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARDS OF TRUSTEES OF THE FUNDS.

You’re about to electronically cast your vote. As you proceed to the voting site, please keep the following things in mind.

•You’re appointing Mortimer J. Buckley, Anne E. Robinson, and Laura J. Merianos, or any of them, as your proxies for the purpose of voting with respect to all interests in each of the funds to which you’re entitled to vote at the Joint Special Meeting of Shareholders to be held on January 22, 2021, and at any adjournments or postponements thereof.

•You may view the Notice of a Special Meeting of Shareholders and an accompanying Proxy Statement at the above link, which provide detailed information about the proposals to be addressed at the meeting. You should read those materials carefully.

•This proxy will be voted in accordance with your instructions.

•The proxies are authorized to vote at their discretion upon such other matters as may come before the meeting or any adjournments or postponements thereof.

When you click the link above you’ll leave Vanguard’s website and enter the voting website, which is sponsored by Computershare Fund Services, Vanguard’s authorized agent for proxy voting and tabulation services. You’ll be automatically directed to a secure personalized online proxy ballot that will allow you to cast your vote for your Vanguard account(s).

If you prefer to visit the voting site later, you can go to this website:

https://www.proxy-direct.com/vanguard

If you go to the voting site this way, you’ll need to enter the following information when prompted.

Control number: <<INSERTED BY IT>>

Security code: <<INSERTED BY IT>>

If you prefer to cast your vote by phone, please call 1-888-218-4371. You will be asked to input the control number and security code above.

October 2020

Connect with Vanguard® > vanguard.com

Don’t miss out: Vote your proxy by January 22

Dear Vanguard Client,

We recently sent an email to the person named first on your Vanguard joint account. The email explained that shareholders who owned shares of certain Vanguard funds on the record date of October 15, 2020, are entitled to vote on one or more important proposals presented in proxy statements by the funds’ boards of trustees.

Although only one ballot can be cast per account, each owner has equal rights in the proxy vote. So we encourage all owners on an account to discuss how they wish to vote on the proposal(s). The co-owner listed first on the account may log on to vanguard.com and go to Messages to read a secure message explaining how to do so. Voting concludes on January 22, 2021, at the Joint Special Meeting of Shareholders.

Please be sure to cast a vote even if a portion of the shares have been sold since October 15. Your vote is important—no matter how many shares you own.

If you have any questions about the proxy, please call us at 866-963-5746.

Thank you in advance for voting.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor of the Vanguard Funds.

JTPRLTR 102020

October 2020

Connect with Vanguard® > vanguard.com

Don’t miss out: Vote your proxy by January 22

Dear Vanguard Client,

We recently sent an email to the trustee named first on the Vanguard account for which you’re also a trustee. The email explained that shareholders who owned shares of certain Vanguard funds on the record date of October 15, 2020, are entitled to vote on one or more important proposals presented in proxy statements by the funds’ boards of trustees.

Although only one ballot can be cast per account, each trustee has equal rights in the proxy vote. So we encourage all trustees on an account to discuss how they wish to vote on the proposal(s). The trustee listed first on the account may log on to vanguard.com and go to Messages to read a secure message explaining how to do so. Voting concludes on January 22, 2021, at the Joint Special Meeting of Shareholders.

Please be sure to cast a vote even if a portion of the shares have been sold since October 15. Your vote is important—no matter how many shares you own.

If you have any questions about the proxy, please call us at 866-963-5746.

Thank you in advance for voting.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor of the Vanguard Funds.

TRPRLTR 102020

Information about the 2020-21 proxy vote

Shareholders of several Vanguard U.S.-based mutual funds are being asked to vote on important proposals. As an owner of one or more of those funds, your participation in the voting process is important and will help ensure the funds are able to operate efficiently and effectively. We’ve provided the information below to help inform your vote. Please also read your proxy statement(s) carefully before making any decision to approve a proposal. We appreciate your participation.

Key points

•

A proxy is the legal authority that permits a shareholder’s vote to be registered without their physical presence at a special shareholder meeting. Shareholders may vote their proxy by mail, by phone, or online.

•

The purpose of the proxy is to reach shareholder approval of 2 proposals that could affect 6 Vanguard funds. Shareholders are being asked to vote on fund proposals that Vanguard fund trustees believe are in the best interest of shareholders.

•

Proxy votes can generally be cast by any shareholder who owns shares of the affected Vanguard funds on the “record date,” even if that shareholder later sells the shares. The record date for these proposals is October 15, 2020.

Key dates

•	In November 2020, proxy materials will be distributed, and shareholders will be asked to vote on the proposals.
•	On or around January 22, 2021, a shareholder meeting will be held virtually. Each proposal, if approved, will be implemented as soon as possible following the shareholder meeting.

Merger proposal frequently asked questions (FAQs)

•

What are shareholders being asked to approve? Shareholders are being asked to approve the merger of Vanguard U.S. Value Fund Investor Shares (VUVLX) into Vanguard Value Index Fund Admiral™ Shares (VVIAX). Vanguard Equity Index Group will continue as the advisor on the newly combined Vanguard Value Index Fund. There will be no changes to the investment objective, strategies, policies, or overall management of Vanguard Value Index Fund.

•

How will shareholders benefit from the passage of this proposal? The proposal would give Vanguard U.S. Value Fund shareholders a comparable fund with better historical long-term investment performance,* as well as a significantly lower expense ratio. Shareholders of both funds may benefit from additional economies of scale.

Diversification status change proposal FAQs

•

What are shareholders being asked to approved? Shareholders are being asked to approve the reclassification of 5 funds as non-diversified. Under the Investment Company Act of 1940, a mutual fund is designated as either diversified or non-diversified depending on its ownership of, and concentration in, securities. This proposal impacts the following funds:

–	Vanguard Health Care Fund Investor Shares (VGHCX).
–	Vanguard Health Care Fund Admiral Shares (VGHAX).
–	Vanguard Energy Fund Investor Shares (VGENX).
–	Vanguard Energy Fund Admiral Shares (VGELX).
–	Vanguard U.S. Growth Fund Investor Shares (VWUSX).
–	Vanguard U.S. Growth Fund Admiral Shares (VWUAX).
–	Vanguard Variable Insurance Funds—Growth Portfolio.
–	Vanguard Variable Insurance Funds—Real Estate Index Portfolio.(over)

•

How will shareholders benefit from the passage of this proposal? The proposal would give  portfolio managers greater investment flexibility and the potential for  better  investment  performance.  It  would  also allow portfolio managers to direct more capital to high-conviction ideas. Although there’s potential for improved

investment performance, a non-diversified fund typically presents a higher degree of investment risk because of     its ability to make more concentrated investments.

Next steps

Shareholders who are enrolled in e-delivery will receive proxy voting instructions in their secure message center on vanguard.com on October 30, 2020. Shareholders not enrolled in e-delivery will receive a proxy ballot and voting instructions by mail in early November.

We ask that shareholders vote as soon as possible to minimize the need for additional communications to solicit more votes—a process that would be costly for the funds and thus for you as a shareholder. Thank you in advance for voting, and thank you for belonging to the Vanguard community of investors.

Connect with Vanguard® > vanguard.com

All investing is subject to risk, including the possible loss of the money you invest.

For more information about Vanguard funds, visit vanguard.com to obtain a prospectus or, if available, a summary prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

Shareholders of Vanguard U.S. Value Fund will receive a  Proxy  Statement/Prospectus  that  describes  the investment objective, strategies, expenses, and risks of  an  investment  in  Vanguard  Value  Index  Fund  and provides other important information about the proposal. Please read the Proxy Statement/Prospectus carefully before making any decision to invest or to approve the proposal. To receive a free copy of the Proxy Statement/ Prospectus and other relevant documents, you may call Computershare Fund Services toll-free at 866-963-5746      or visit https://www.proxy-direct.com/vanguard/materials. The Proxy Statement/Prospectus and other relevant documents are also available for free on the SEC’s website (www.sec.gov).

Shareholders of Vanguard Health Care Fund, Vanguard Energy  Fund,  Vanguard  U.S.  Growth  Fund,  Vanguard Variable Insurance Funds—Growth Portfolio, and Vanguard Variable Insurance Funds—Real Estate Index Portfolio     will receive a Proxy Statement that provides important information about the proposal. Please read the Proxy Statement carefully before making any decision to approve the proposal. To receive a free copy of the  Proxy Statement and other relevant documents,  you  may  call  Computershare  Fund  Services  toll-free  at  866-963-5746 or visit https://www.proxy-direct.com/vanguard/materials. The Proxy Statement and other relevant documents are also available for free on the SEC’s website (www.sec.gov).

Funds that concentrate on a relatively narrow set of issuers and/or market sector face the risk of higher share-price volatility.

*For the 1-,5-, and 10-year periods ended June 30, 2020, Vanguard Value Index Fund outperformed Vanguard U.S. Value Fund;   results will vary for other periods.

Past performance is not a guarantee of future results.

For the most recent performance, visit our website at www.vanguard.com/performance.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PROXAL 102020

Information about the 2020-21 proxy vote merger proposal

Shareholders of several Vanguard U.S.-based mutual funds are being asked to vote on important proposals. As an owner of one or more of those funds, your participation in the voting process is important and will help ensure the funds are able to operate efficiently and effectively. We’ve provided the information below to help inform your vote. Please also read your proxy statement(s) carefully before making any decision to approve a proposal. We appreciate your participation.

Key points

•

A proxy is the legal authority that permits a shareholder’s vote to be registered without their physical presence at a special shareholder meeting. Shareholders may vote their proxy by mail, by phone, or online.

•

The purpose of the proxy is to obtain shareholder approval for 2 proposals that could affect 6 Vanguard funds. Shareholders are being asked to vote on fund proposals that Vanguard fund trustees believe are in the best interest of shareholders.

•

Proxy votes can generally be cast by any shareholder who owns shares of the affected Vanguard funds on the “record date,” even if that shareholder later sells the shares. The record date for these proposals is October 15, 2020.

Key dates

•	In November 2020, proxy materials will be distributed, and shareholders will be asked to vote on the proposals.
•	On or around January 22, 2021, a shareholder meeting will be held virtually. Each proposal, if approved, will be implemented as soon as possible following the shareholder meeting.

Merger proposal frequently asked questions

•

What are shareholders being asked to approve? Shareholders are being asked to approve the merger of Vanguard U.S. Value Fund Investor Shares (VUVLX) into Vanguard Value Index Fund Admiral™ Shares (VVIAX). Vanguard Equity Index Group will continue as the advisor on the newly combined Vanguard Value Index Fund. There will be no changes to the investment objective, strategies, policies, or overall management of Vanguard Value Index Fund.

•

How will shareholders benefit from the passage of this proposal? The proposal would give Vanguard U.S. Value Fund shareholders a comparable fund with better historical long-term investment performance,* as well as a significantly lower expense ratio. Shareholders of both funds may benefit from additional economies of scale.

Next steps

Shareholders who are enrolled in e-delivery will receive proxy voting instructions in their secure message center on vanguard.com on October 30, 2020. Shareholders not enrolled in e-delivery will receive a proxy ballot and voting instructions by mail in early November.

We ask that shareholders vote as soon as possible to minimize the need for additional communications to solicit more votes—a process that would be costly for the funds and thus for you as a shareholder. Thank you in advance for voting, and thank you for belonging to the Vanguard community of investors.

*For the 1-,5-, and 10-year periods ended June 30, 2020, Vanguard Value Index Fund outperformed Vanguard U.S. Value Fund; results will vary for other periods.

Past performance is not a guarantee of future results.

For the most recent performance, visit our website at  www.vanguard.com/performance.

(over)

Connect with Vanguard® > vanguard.com

All investing is subject to risk, including the possible loss of the money you invest.

For more information about Vanguard funds, visit vanguard.com to obtain a prospectus or, if available, a summary prospectus. Investment objectives, risks, charges, expenses, and other important information are contained in the prospectus; read and consider it carefully before investing.

Shareholders of Vanguard U.S. Value Fund will receive a Proxy Statement/Prospectus that describes the investment objective, strategies, expenses, and risks of an investment in Vanguard Value Index Fund and provides other important information about the proposal. Please read the Proxy.

Statement/Prospectus carefully before making any decision to invest or to approve the proposal. To  receive       a free copy of the Proxy Statement/Prospectus and other relevant documents, you may call Computershare Fund Services toll-free at 866-963-5746 or visit https:// www.proxy-direct.com/vanguard/materials.   The Proxy Statement/Prospectus and other relevant documents are also available for free on the SEC’s website (www.sec.gov).

Shareholders of Vanguard Health Care Fund, Vanguard Energy  Fund,  Vanguard  U.S.  Growth  Fund,  Vanguard Variable Insurance Funds—Growth Portfolio, and Vanguard Variable Insurance Funds—Real Estate Index Portfolio     will receive a Proxy Statement that provides important information about the proposal. Please read the Proxy Statement carefully before making any decision to approve the proposal. To receive a free copy of the  Proxy Statement and other relevant documents,  you  may  call  Computershare  Fund  Services  toll-free  at  866-963-5746 or visit https:// www.proxy-direct.com/vanguard/materials.   The Proxy Statement and other relevant documents are also  available for free on the SEC’s website (www.sec.gov).

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PROXMR 102020

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## Proxy voting is open

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VANGUARD FUNDS PROXY WO# 31605: TOUCH-TONE TELEPHONE VOTING SCRIPT

** PROXY CARD **	IVR Revised 10/13/20

WHEN CONNECTED TO OUR PHONE VOTING SYSTEM ACCESSED VIA OUR TOLL-FREE NUMBER 1-888-218-4371 THE SHAREHOLDER HEARS:

THE INITIAL PROMPT:

"Thank you for calling the automated proxy voting system for the Vanguard Funds. The votes are being tabulated by Computershare. Please have your proxy card or meeting notice available as you will need to refer to it during voting. If you received multiple proxy cards or meeting notices, you will need to vote each proxy card or meeting notice separately. If you need assistance voting, you can reach a call center representative by calling 1-866-963-5746 Monday through Friday 9:00 a.m. - 11:00 p.m. and Saturday from noon to 6:00 p.m. Eastern Time. Again that number is 1-866-963-5746. Please note that you may incur a charge for this call if dialing from outside the United States."

AUTHENTICATION PROMPT:

"Before you can vote, I'll need to validate some information from your proxy card or meeting notice.

On your card or notice there's a shaded box with a 14 digit number inside. Please enter that number now."

AFTER THE SHAREHOLDER ENTERS THEIR 14 DIGIT CONTROL NUMBER, HE/SHE HEARS: "Next, located in the un-shaded box is an 8 digit number. Please enter this number now."

THEN YOU HEAR:

"Thank you. Please hold while I validate those numbers."

IF VALID CODES WERE ENTERED, THE SHAREHOLDER WILL HEAR THE FOLLOWING GENERIC SPEECH:

"Okay, you'll be voting your shares for the upcoming proxy meeting. The Board Recommends a vote "FOR" the proposal.

IF CUSTOM GREETING IS APPROVED, THE SHAREHOLDER WILL HEAR THE FOLLOWING CUSTOM SPEECH:

"Okay, you'll be voting your proxy for shares in Vanguard Funds. The Board Recommends a vote "FOR" the proposal.

IF THERE IS A PRIOR VOTE IN THE SYSTEM FOR THE CONTROL NUMBER ENTERED YOU HEAR:

"I see that you've already voted. If you don't want to change your vote you can just hang-up. Otherwise, remain on the line and I'll take you through the voting process again..."

IF THERE IS NO PRIOR VOTE, THE FOLLOWING IS HEARD:

"I'm about to take you through the voting process. Please keep your voting card or meeting notice in front of you to follow along. Okay, let's begin""

THEN, MATCHING THE SHAREHOLDER'S PROXY CARD, THEY WILL BE PROMPTED FOR VOTING AS FOLLOWS:

"PROPOSAL 1: [FOR ONE HOLDING THEY HEAR]: "To vote FOR Press 1; AGAINST Press 2;	Or to ABSTAIN Press 3"
OR MULTIPLE HOLDINGS THEY HEAR]: "To vote FOR on ALL HOLDINGS, Press 1;	AGAINST on ALL HOLDINGS, Press 2;
ABSTAIN on ALL HOLDINGS, Press 3 or to vote on EACH HOLDING INDIVIDUALLY, press 4."
WHEN A SHAREHOLDER OWNS MULTIPLE HOLDINGS AND CHOOSES TO VOTE ON EACH HOLDING INDIVIDUALLY, THEY HEAR:
"FOR HOLDING 1: To vote FOR Press 1;	AGAINST Press 2; Or to ABSTAIN Press 3"
"FOR HOLDING 2: To vote FOR Press 1;	AGAINST Press 2; Or to ABSTAIN Press 3", etc to match the fund holdings on the ballot.

The prompting continues for each of the shareholders holdings to match their fund holdings listed on their proxy card"

WHEN THE SHAREHOLDER HAS COMPLETED VOTING ON THE PROPOSALS, HE/SHE WILL HEAR: "If you're planning to attend the Special Meeting , press 1; otherwise press 2." [Optional prompt]

THEN THEY HEAR:

"Okay, you've finished voting but your vote has not yet been recorded."

"To hear a summary of how you voted, press 1; To record your vote, Press 2."

IF THE SHAREHOLDER PRESSES 1, TO HEAR A SUMMARY OF THEIR VOTES, HE/SHE WILL HEAR: "Please note your vote will be cast automatically should you decide to hang up during the summary."

"You've elected to vote as follows..." [THEN A PLAYBACK OF THE VOTES COLLECTED FOR EACH PROPOSAL IS HEARD] AFTER THE VOTE PLAYBACK, THE SHAREHOLDER HEARS:

"If this is correct, press 1; Otherwise, press 2. If you'd like to hear the information again press # (pound)."

IF THE CALLER CHOOSES TO RECORD THEIR VOTE (EITHER BEFORE OR AFTER THE SUMMARY IS HEARD), THEY HEAR: "(Okay) Please hold while I record your vote."

THEN THEY HEAR:

"Your vote has been recorded and we look forward to seeing you at the meeting. It's not necessary for you to mail in your proxy card or meeting notice. I'm now going to end this call unless you have another proxy card or meeting notice to vote or you want to change your vote. If you need to vote again, press one now."

IF THE SHAREHOLDER PRESSES 2, INDICATING AN INCORRECT VOTE, HE/SHE WILL HEAR: "Okay, lets change your vote." [The system then prompts the voting options again.]

AFTER THE SHAREHOLDER'S VOTE IS RECORDED, IF THEY ELECT TO VOTE ANOTHER PROXY, HE/SHE HEARS: "Before you can vote, I'll need to validate some information from your proxy card or meeting notice.

On your card or notice there's a shaded box with a 14 digit number inside. Please enter that number now."

IF THE SHAREHOLDER ELECTS TO END THE CALL, HE/SHE WILL HEAR: "Thank you for voting, goodbye."

VANGUARD FUNDS PROXY WO# 31605: TOUCH-TONE TELEPHONE VOTING SCRIPT

** VOTING INSTRUCTION CARD **IVR Revised 10/13/20

WHEN CONNECTED TO OUR PHONE VOTING SYSTEM ACCESSED VIA OUR TOLL-FREE NUMBER 1-866-367-6361 THE SHAREHOLDER HEARS:

THE INITIAL PROMPT:

"Thank you for calling the automated proxy voting system for the Vanguard Funds. The votes are being tabulated by Computershare. Please have your voting instruction card or meeting notice available as you will need to refer to it during voting. If you received multiple voting instruction cards or meeting notices, you will need to vote each voting instruction card or meeting notice separately. If you need assistance voting, you can reach a call center representative by calling 1-866-963-5746 Monday through Friday 9:00 a.m. - 11:00 p.m. and Saturday from noon to 6:00 p.m. Eastern Time. Again that number is 1-866-963-5746.Please note that you may incur a charge for this call if dialing from outside the United States."

AUTHENTICATION PROMPT:

"Before you can vote, I'll need to validate some information from your voting instruction card or meeting notice. On your card or notice there's a shaded box with a 14 digit number inside. Please enter that number now."

AFTER THE SHAREHOLDER ENTERS THEIR 14 DIGIT CONTROL NUMBER, HE/SHE HEARS: "Next, located in the un-shaded box is an 8 digit number. Please enter this number now."

THEN YOU HEAR:

"Thank you. Please hold while I validate those numbers."

IF VALID CODES WERE ENTERED, THE SHAREHOLDER WILL HEAR THE FOLLOWING GENERIC SPEECH:

"Okay, you'll be voting your shares for the upcoming proxy meeting. The Board Recommends a vote "FOR" the proposal.

IF CUSTOM GREETING IS APPROVED, THE SHAREHOLDER WILL HEAR THE FOLLOWING CUSTOM SPEECH:

"Okay, you'll be voting your proxy for shares in Vanguard Funds. The Board Recommends a vote "FOR" the proposal.

IF THERE IS A PRIOR VOTE IN THE SYSTEM FOR THE CONTROL NUMBER ENTERED YOU HEAR:

"I see that you've already voted. If you don't want to change your vote you can just hang-up. Otherwise, remain on the line and I'll take you through the voting process again..."

IF THERE IS NO PRIOR VOTE, THE FOLLOWING IS HEARD:

"I'm about to take you through the voting process. Please keep your voting card or meeting notice in front of you to follow along. Okay, let's begin""

THEN, MATCHING THE SHAREHOLDER'S voting instruction card, THEY WILL BE PROMPTED FOR VOTING AS FOLLOWS:

"PROPOSAL 1: [FOR ONE HOLDING THEY HEAR]: "To vote FOR Press 1; AGAINST Press 2;		Or to ABSTAIN Press 3"
OR MULTIPLE HOLDINGS THEY HEAR]: "To vote FOR on ALL HOLDINGS, Press 1;		AGAINST on ALL HOLDINGS, Press 2;
ABSTAIN on ALL HOLDINGS, Press 3 or to vote on EACH HOLDING INDIVIDUALLY, press 4."
WHEN A SHAREHOLDER OWNS MULTIPLE HOLDINGS AND CHOOSES TO VOTE ON EACH HOLDING INDIVIDUALLY, THEY HEAR:
"FOR HOLDING 1: To vote FOR Press 1;	AGAINST Press 2; Or to ABSTAIN Press 3"
"FOR HOLDING 2: To vote FOR Press 1;	AGAINST Press 2; Or to ABSTAIN Press 3"

The prompting continues for each of the shareholders holdings to match their fund holdings listed on their voting instruction card"

WHEN THE SHAREHOLDER HAS COMPLETED VOTING ON THE PROPOSALS, HE/SHE WILL HEAR: "If you're planning to attend the Special Meeting , press 1; otherwise press 2." [Optional prompt]

THEN THEY HEAR:

"Okay, you've finished voting but your vote has not yet been recorded."

"To hear a summary of how you voted, press 1; To record your vote, Press 2."

IF THE SHAREHOLDER PRESSES 1, TO HEAR A SUMMARY OF THEIR VOTES, HE/SHE WILL HEAR: "Please note your vote will be cast automatically should you decide to hang up during the summary."

"You've elected to vote as follows..." [THEN A PLAYBACK OF THE VOTES COLLECTED FOR EACH PROPOSAL IS HEARD] AFTER THE VOTE PLAYBACK, THE SHAREHOLDER HEARS:

"If this is correct, press 1; Otherwise, press 2. If you'd like to hear the information again press # (pound)."

IF THE CALLER CHOOSES TO RECORD THEIR VOTE (EITHER BEFORE OR AFTER THE SUMMARY IS HEARD), THEY HEAR: "(Okay) Please hold while I record your vote."

THEN THEY HEAR:

"Your vote has been recorded and we look forward to seeing you at the meeting. It's not necessary for you to mail in your voting instruction card or meeting notice I'm now going to end this call unless you have another voting instruction card or meeting notice to vote or you want to change your vote. If you need to vote again, press one now."

IF THE SHAREHOLDER PRESSES 2, INDICATING AN INCORRECT VOTE, HE/SHE WILL HEAR: "Okay, lets change your vote." [The system then prompts the voting options again.]

AFTER THE SHAREHOLDER'S VOTE IS RECORDED, IF THEY ELECT TO VOTE ANOTHER PROXY, HE/SHE HEARS: "Before you can vote, I'll need to validate some information from your voting instruction card or meeting notice. On your card or notice there's a shaded box with a 14 digit number inside. Please enter that number now."

IF THE SHAREHOLDER ELECTS TO END THE CALL, HE/SHE WILL HEAR: "Thank you for voting, goodbye."

CFS Proxy Call Flow – Voting Campaigns

Hello, I am trying to reach < SH Full Name >. Is he/she available?

If yes, confirm SH identity

My name is < First Name, Last name > and I am calling on a recorded line regarding your investment in < Specific Fund Name >.

< Use Alternate Scripting if appropriate >

Materials were sent to you regarding the upcoming shareholder meeting and at this time we have not received your vote. The Board is recommending a vote < recommendation >. Would you like to vote along with the recommendations of the Board?

Who's Calling? (prior to confirming SH)

My name is < First name, Last name > and I'm calling on a recorded line regarding the upcoming < Fund Family name > shareholder meeting.

Is < SH Full Name > available?

If a third party needs
If	yes	more info

If yes / If vote direction is given

If Households for same SH:

I see you have additional investments with < Fund

Family >.

Would you like to vote the same way on those

investments?

If No / SH Declines to Vote

< Use Appropriate Rebuttal followed by>

Would you like to vote along with the recommendations of the

Board?

Vote direction is given

SH Declines to Vote

Note: Look for other

shareholders / JT TEN

If no

If Households for same SH:

after rebuttals

Is there a better time to reach

I see you have additional investments with < Fund Family >. Would you like to vote the same way on those investments?

them?

Thank you. I am recording a < For / Against / Abstain > vote on your

<Fund Family name > investment(s) and will send a printed confirmation <for each> to < Registration Street address >.

For confirmation purposes, may I have your city, state and zip code?

< note: if SH declines, we can accept vote with correct zip or city >

Thank you for your time and your vote. Have

a great < day / evening >.

If yes	If Households for additional SHs:	If no
Thank you. I see that < Other SH Name > also holds this investment. May I speak to them?

< If appropriate >

We can be reached at < Campaign Toll Free Number > and are available weekdays between 9am and 11pm EST and between noon and 6pm EST on Saturday.

Thank you for your time. Have a great < day / evening >.

27-Oct-2020

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

VOTING OPTIONS:

VOTE ON THE INTERNET

Log on to:

 https://www.proxy-direct.com/vanguard

or scan the QR code

Follow the on-screen instructions available 24 hours a day prior to the Special Meeting

VOTE BY PHONE

Call 1-888-218-4371

Follow the recorded instructions available 24 hours a day prior to the Special Meeting

VOTE BY MAIL

Vote, sign and date this Proxy Card

and return in the postage-paid

envelope

VOTE AT THE VIRTUAL SPECIAL MEETING

on Friday, January 22, 2021 at 3:00 p.m. Eastern Time.

Please refer to the Proxy Statement for instructions on how to participate in the virtual meeting.

Please detach at perforation before mailing
VANGUARD U.S. VALUE FUND (the "Fund")	PROXY
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JANUARY 22, 2021
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND

The undersigned hereby appoint(s) Mortimer J. Buckley, Anne E. Robinson, and Laura J. Merianos or any of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the Fund with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held over the Internet in a virtual format on January 22, 2021, at 3:00 p.m., Eastern Time, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed. If no specification is made for the proposal, the proxy will be voted "FOR" the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: www.proxy-direct.com/vanguard

VOTE VIA THE TELEPHONE: 1 - 8 8 8 - 2 1 8 - 4 3 7 1

VAN_31605_101320_M

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders on January 22, 2021.

The Proxy Statement and Proxy Card are available at: https://www.proxy-direct.com/vanguard/materials

FUNDS

Vanguard U.S. Value Fund.

Please detach at perforation before mailing

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS Example: X

AManagement Proposal: THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL.

	FOR	AGAINST	ABSTAIN
1. To reorganize Vanguard U.S. Value Fund with and into Vanguard Value Index Fund.			
B	Non-Voting Items	YES	NO

	I plan to attend the Virtual Special Meeting.		

CAuthorized Signatures ─ This section must be completed for your vote to be counted.─ Sign and Date Below

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Date (mm/dd/yyyy) ─ Please print date below	Signature 1 ─ Please keep signature within the box	Signature 2 ─ Please keep signature within the box

/ /

Scanner bar code

xxxxxxxxxxxxxx	VAN4 31605	M xxxxxxxx

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

VOTING OPTIONS:

VOTE ON THE INTERNET

Log on to:

 https://www.proxy-direct.com/vanguard

or scan the QR code

Follow the on-screen instructions available 24 hours a day prior to the Special Meeting

VOTE BY PHONE

Call 1-866-367-6361

Follow the recorded instructions available 24 hours a day prior to the Special Meeting

VOTE BY MAIL

Vote, sign and date this Voting Instruction Form and return in the postage-paid envelope

VOTE AT THE VIRTUAL SPECIAL MEETING

on Friday, January 22, 2021 at 3:00 p.m. Eastern Time.

Please refer to the Proxy Statement for instructions on how to participate in the virtual meeting.

Please detach at perforation before mailing
VANGUARD U.S. VALUE FUND	VOTING INSTRUCTION FORM

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JANUARY 22, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND

TO VANGUARD BROKERAGE SERVICES CLIENTS: We have been requested to forward to you the enclosed proxy materials relative to shares of the Fund carried by us in your account but not registered in your name. Such shares can be voted only by the holder of record. We urge you to execute the voting instruction form and return it to us promptly in the enclosed business reply envelope so that we may vote your shares in accordance with your wishes. It is understood that, if you sign without otherwise marking the form, your shares will be voted "FOR" the proposal. Alternatively, you may provide your voting instructions to us online or by phone. The rules of the NYSE will guide the voting procedures.

The following instructions provide specifics regarding the meeting for which this voting instruction form applies. Proposal 1 is deemed non-routine under NYSE rules and your shares will not be voted, unless you return the Voting Instruction Form with instructions.

VOTE VIA THE INTERNET: www.proxy-direct.com/vanguard

VOTE VIA THE TELEPHONE: 1-866-367-6361

VAN_31605_101320_M_VBS

THIS VOTING INSTRUCTION FORM IS VALID ONLY WHEN SIGNED AND DATED

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders to Be Held on January 22, 2021.

The Proxy Statement and Voting Instruction Form are available at:

 https://www.proxy-direct.com/vanguard/materials

FUNDS

Vanguard U.S. Value Fund.

Please detach at perforation before mailing

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS Example: X

AManagement Proposal: THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL.

	FOR	AGAINST	ABSTAIN
1. To reorganize Vanguard U.S. Value Fund with and into Vanguard Value Index Fund.			
B	Non-Voting Items	YES	NO

	I plan to attend the Virtual Special Meeting.		

CAuthorized Signatures ─ This section must be completed for your vote to be counted.─ Sign and Date Below

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Date (mm/dd/yyyy) ─ Please print date below	Signature 1 ─ Please keep signature within the box	Signature 2 ─ Please keep signature within the box

/ /

Scanner bar code

xxxxxxxxxxxxxx	VAN6 31605	M xxxxxxxx

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

VOTING OPTIONS:

VOTE ON THE INTERNET

Log on to:

 https://www.proxy-direct.com/vanguard

or scan the QR code

Follow the on-screen instructions available 24 hours a day prior to the Special Meeting

VOTE BY PHONE

Call 1-866-367-6361

Follow the recorded instructions available 24 hours a day prior to the Special Meeting

VOTE BY MAIL

Vote, sign and date this Voting Instruction Card and return in the postage-paid envelope

VOTE AT THE VIRTUAL SPECIAL MEETING

on Friday, January 22, 2021 at 3:00 p.m. Eastern Time.

Please refer to the Proxy Statement for instructions on how to participate in the virtual meeting.

Please detach at perforation before mailing
VANGUARD U.S. VALUE FUND	VOTING INSTRUCTION CARD
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JANUARY 22, 2021

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE FUND

[Insurance-Company Name Drop-in]

The undersigned revoking all voting instructions heretofore given with respect to shares to be voted at the Special Meeting of Shareholders of the Fund to be held over the Internet in a virtual format, on January 22, 2021, at 3:00 p.m., Eastern Time, hereby instructs all shares deemed attributable to the undersigned's contract or policy be voted as indicated on the Voting Instruction Card at the Special Meeting and at any adjournment(s) thereof. The issuing insurance company and any proxies appointed by it are authorized in their discretion to transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Voting Instructions are solicited by the issuing insurance company named above on behalf of the Board of Trustees. Shares will be voted as you specify. The Board of Trustees recommends that you vote "FOR" the proposal. If this Voting Instruction Card is signed, dated and returned with no choice indicated as to the proposal on which shares represented by the undersigned's contract or policy are entitled to be voted, such shares shall be voted "FOR" the proposal.

VOTE VIA THE INTERNET: www.proxy-direct.com/vanguard

VOTE VIA THE TELEPHONE: 1-866-367-6361

VAN_31605_101320_M_VI

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders to Be Held on January 22, 2021.

The Proxy Statement and Voting Instruction Card are available at:

 https://www.proxy-direct.com/vanguard/materials

FUNDS

Vanguard U.S. Value Fund.

Please detach at perforation before mailing

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS Example: X

AManagement Proposal: THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL.

	FOR	AGAINST	ABSTAIN
1. To reorganize Vanguard U.S. Value Fund with and into Vanguard Value Index Fund.			
B	Non-Voting Items	YES	NO

	I plan to attend the Virtual Special Meeting.		

CAuthorized Signatures ─ This section must be completed for your vote to be counted.─ Sign and Date Below

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Date (mm/dd/yyyy) ─ Please print date below	Signature 1 ─ Please keep signature within the box	Signature 2 ─ Please keep signature within the box

/ /

Scanner bar code

xxxxxxxxxxxxxx	VAN5 31605	M xxxxxxxx